Risk Management and Fair Value Measurements - Summary of Fair Value of Long Lived Assets Held and Used (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Impaired Long-Lived Assets Held and Used [Line Items]
Fair value of vessel		$ 16,000
Impairment Loss charged against Vessels, net		3,392
Impairment Loss charged against Deferred charges, net		606
Vessel Impairment Charge		3,998
Fair Value Inputs Northsea Alpha [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Fair value of vessel		8,000
Impairment Loss charged against Vessels, net		1,770
Impairment Loss charged against Deferred charges, net		292
Vessel Impairment Charge		2,062
Fair Value Inputs Northsea Beta [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Fair value of vessel		8,000
Impairment Loss charged against Vessels, net		1,622
Impairment Loss charged against Deferred charges, net		314
Vessel Impairment Charge		1,936
Northsea Alpha And Northsea Beta [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment Loss charged against Vessels, net		3,392
Impairment Loss charged against Deferred charges, net		606
Vessel Impairment Charge		$ 3,998